---------------------------
                                                      OMB APPROVAL
                                                      OMB Number: 3235-0570

                                                      Expires: Nov. 30, 2005

                                                      Estimated average burden
                                                      hours per response: 5.0
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


    Investment Company Act file number       811-08701
                                       -----------------------------------------


                               UC Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         1005 Glenway Avenue       Bristol, Virginia          24203
--------------------------------------------------------------------------------
          (Address of principal executive offices)         (Zip code)


                                 Lois A. Clarke


United Management Company, LLC    1005 Glenway Avenue    Bristol, Virginia 24203
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:     (540) 645-1406
                                                     ---------------------

Date of fiscal year end:     May 31, 2004
                          -------------------------

Date of reporting period:    November 30, 2003
                          -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================




                               UC INVESTMENT TRUST

                               UC INVESTMENT FUND









                               SEMI-ANNUAL REPORT
                                November 30, 2003
                                  (Unaudited)













     INVESTMENT ADVISER                                ADMINISTRATOR
     ------------------                                -------------
UNITED MANAGEMENT COMPANY, LLC                  ULTIMUS FUND SOLUTIONS, LLC
    1005 Glenway Avenue                               P.O. Box 46707
       P.O. Box 1280                            Cincinnati,  Ohio 45246-0707
Bristol,  Virginia 24203-1280                          1-877-823-8637



A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-823-8637, or on the Securities and Exchange Commission's website at http://www.sec.gov.


================================================================================

                           [logo]  United Management Company, LLC



                 LETTER TO SHAREHOLDERS - THE UC INVESTMENT FUND

In this semi-annual communication I want to address three topics: first, the recent performance results of the UC Investment Fund; second, the outlook on 2004; and finally, the negative news flow from the mutual fund industry.

INVESTMENT RESULTS for the year ended December 31, 2003 show that UC Investment Fund shareholders received a 19.03% return. While never 'satisfied' with results, we believe the corner was turned in 2003 after dismal results in 2002. Our value orientation/discipline applied to stock-picking gained momentum as the year ended. We remain highly committed to this disciplined approach to investing and believe it produces very good long-term results.

Accurately forecasting the future is a dangerous practice and certainly not our forte. There is much to be optimistic about regarding THE ECONOMIC OUTLOOK FOR 2004. Activity in the domestic economy picked up significantly in the second half of 2003. Low interest rates led to a mortgage refinancing boom and consequent consumer spending. The low rates still provide a strong impetus for home ownership and resale opportunities for the upwardly mobile.

A big surprise to many economists in 2003 was a further acceleration in the output per worker. The source of the productivity gains is not fully understood. Some of it may have been due to temporal factors such as headcount reduction and some to new technological applications that should provide longer-term shifts in productivity growth.

MUTUAL FUNDS IN THE NEWS

Much has been reported and written about questionable practices within the mutual fund industry. Unfortunately, many news reporting services have co-mingled what are, in fact, very discrete issues: market timing at mutual fund companies, after-hours trading, and insufficient breakpoint discounting at brokerage firms. Concern varies from negligence, to illegal, to oversight.

MARKET TIMING involves short-term 'in and out' trading of mutual fund shares. This practice can be lucrative for a fund family's larger clients, but may be detrimental to long- term investors. While not illegal, market timing raises serious concerns about a fund's fiduciary responsibility. A fund's market timing policy should be disclosed in its prospectus.


--------------------------------------------------------------------------------
       1005 Glenway Avenue o P.O. Box 1280 o Bristol, Virginia 24203-1280
            (276) 645-1459 o FAX (276) 645-1426 o www.umcinvest.com

AFTER-HOURS TRADING is perhaps the most egregious of the illegal or improper practices. It involves preferential treatment of select clients by allowing them to purchase fund shares after the market closes, but at the close-of-market price. Imagine the potential advantage of trading on tonight's news at today's prices. Regulators and attorneys agree that this practice is illegal.

Mutual fund companies often offer BREAKPOINTS on front-end fees that can be earned when investors purchase shares in funds at certain dollar levels. Each mutual fund establishes its own breakpoint policies including which funds and account types meet the criteria for breakpoints.

We champion the efforts by prosecutors to identify the offenders and abusers; however the zeal oftentimes paints the entire industry with the same wide brush. We hope that guilty parties will feel the full force of justice and are sanctioned from future opportunity to abuse public trust.

The UC Investment Trust, the UC Investment Fund, the investment advisor, and the Board of Trustees pledge their continuing effort to enact policies and procedures to prevent abuses, to act with honesty and integrity in all transactions, to correct abuses in a swift and decisive manner - always aware of our fiduciary duty. We can proudly report that all of the Trustees and Fund Managers are shareholders along side you.

We are very mindful of our responsibility and appreciate your trust and confidence.

Faithfully yours,

/s/ Lois A. Clarke

Lois A. Clarke
President and Managing Director

                              UC INVESTMENT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2003
                                 (UNAUDITED)

ASSETS
     Investment securities, at value (cost $32,680,194)            $34,625,864
     Dividends and interest receivable                                  62,460
     Receivable for investment securities sold                         504,029
     Receivable for capital shares sold                                  4,137
     Other assets                                                        9,074
                                                                   -----------
         TOTAL ASSETS                                               35,205,564
                                                                   -----------

LIABILITIES
     Payable for investment securities purchased                       380,287
     Payable for capital shares redeemed                                26,010
     Payable to Adviser (Note 3)                                        17,178
     Payable to other affiliates (Note 3)                                6,900
     Other accrued expenses and liabilities                             26,118
     Covered call options, at value (Notes 1 and 4)
         (premiums received $60,477)                                    64,700
                                                                   -----------
         TOTAL LIABILITIES                                             521,193
                                                                   -----------

NET ASSETS                                                         $34,684,371
                                                                   ===========

NET ASSETS CONSIST OF:
     Paid-in capital                                               $45,641,289
     Undistributed net investment income                               120,983
     Accumulated net realized losses from security and
      option transactions                                          (13,019,348)
     Net unrealized appreciation (depreciation) on:
         Investments                                                 1,945,670
         Written options                                                (4,223)
                                                                   -----------

NET ASSETS                                                         $34,684,371
                                                                   ===========

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                             4,391,041
                                                                   ===========

Net asset value, offering price and redemption price
 per share (Note 1)                                                $      7.90
                                                                   ===========



See accompanying notes to financial statements.

                            UC INVESTMENT FUND
                             STATEMENT OF OPERATIONS
                FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003
                                (UNAUDITED)

INVESTMENT INCOME
     Dividends                                                     $   293,559
     Interest                                                              348
                                                                   -----------
           TOTAL INVESTMENT INCOME                                     293,907
                                                                   -----------

EXPENSES
     Investment advisory fees (Note 3)                                 165,538
     Administrative services fees (Note 3)                              16,502
     Accounting services fees (Note 3)                                  15,470
     Trustees' fees and expenses                                        14,101
     Insurance expense                                                  12,139
     Professional fees                                                   9,670
     Transfer agent and shareholder services fees (Note 3)               9,000
     Registration fees                                                   8,652
     Custodian fees                                                      5,108
     Postage and supplies                                                4,284
     Distribution fees (Note 3)                                          3,000
     Amortization of organization expenses (Note 1)                      1,409
     Other expenses                                                      5,873
                                                                   -----------
           TOTAL EXPENSES                                              270,746
     Fees waived by the Adviser (Note 3)                               (22,441)
                                                                   -----------
           NET EXPENSES                                                248,305
                                                                   -----------

NET INVESTMENT INCOME                                                   45,602
                                                                   -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions                   1,129,785
     Net realized gains from option contracts                            6,000
     Net change in unrealized appreciation/depreciation
      on investments                                                 1,524,896
     Net change in unrealized appreciation/depreciation
      on written option contracts                                        6,654
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     2,667,335
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 2,712,937
                                                                   ===========



           See accompanying notes to financial statements.

                                         UC INVESTMENT FUND
                                 STATEMENTS OF CHANGES IN NET ASSETS


---------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED
                                                                    NOVEMBER 30
                                                                        2003         YEAR ENDED
                                                                    (UNAUDITED)     MAY 31, 2003
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment income                                        $     45,602     $    427,945
      Net realized gains (losses) from security transactions          1,129,785      (13,851,021)
      Net realized gains from options contracts                           6,000             --
      Net change in unrealized appreciation/depreciation on:
            Investments                                               1,524,896        4,460,062
            Written option contracts                                      6,654          (10,877)
                                                                   ------------     ------------
Net increase (decrease) in net assets from operations                 2,712,937       (8,973,891)
                                                                   ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
      Net investment income                                                --           (398,930)
                                                                   ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                       1,192,294        1,106,806
      Net asset value of shares issued in reinvestment
            of distributions to shareholders                               --            381,833
      Payments for shares redeemed                                     (350,872)      (2,576,395)
                                                                   ------------     ------------
Net increase (decrease) in net assets from capital
 share transactions                                                     841,422       (1,087,756)
                                                                   ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               3,554,359      (10,460,577)

NET ASSETS
      Beginning of period                                            31,130,012       41,590,589
                                                                   ------------     ------------
      End of period                                                $ 34,684,371     $ 31,130,012
                                                                   ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME                                $    120,983     $     75,381
                                                                   ============     ============

CAPITAL SHARE ACTIVITY
      Shares sold                                                       153,617          145,828
      Shares issued in reinvestment of
            distributions to shareholders                                  --             55,742
      Shares redeemed                                                   (45,676)        (365,599)
                                                                   ------------     ------------
      Net increase (decrease) in shares outstanding                     107,941         (164,029)
      Shares outstanding, beginning of period                         4,283,100        4,447,129
                                                                   ------------     ------------
      Shares outstanding, end of period                               4,391,041        4,283,100
                                                                   ============     ============



See accompanying notes to financial statements.

                                                       UC INVESTMENT FUND
                                                      FINANCIAL HIGHLIGHTS


                                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                              NOVEMBER 30,                                                            PERIOD ENDED
                                                 2003       YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED     MAY 31,
                                             (UNAUDITED)   MAY 31, 2003     MAY 31, 2002    MAY 31, 2001  MAY 31, 2000    1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $7.27          $9.35           $11.24          $12.91       $10.53       $10.00
                                              --------       --------         --------        --------     --------     --------

Income (loss) from investment operations:
  Net investment income                           0.01           0.10             0.01            0.00         0.00         0.05
  Net realized and unrealized gains (losses)
   on investments                                 0.62          (2.09)           (1.90)          (0.99)        2.41         0.54
                                              --------       --------         --------        --------     --------     --------
Total from investment operations                  0.63          (1.99)           (1.89)          (0.99)        2.41         0.59
                                              --------       --------         --------        --------     --------     --------

Less distributions:
  Dividends from net investment income            --            (0.09)           (0.00)          (0.00)       (0.02)       (0.03)
  Distributions from net realized gains           --             --               --             (0.68)       (0.01)       (0.03)
                                              --------       --------         --------        --------     --------     --------
Total distributions                               --            (0.09)           (0.00)          (0.68)       (0.03)       (0.06)
                                              --------       --------         --------        --------     --------     --------

Net asset value at end of period                 $7.90          $7.27           $ 9.35          $11.24       $12.91       $10.53
                                              ========       ========         ========        ========     ========     ========

TOTAL RETURN                                     8.67%(c)      -21.22%          -16.81%          -7.63%       22.94%       5.89%(c)
                                              ========       ========         ========        ========     ========     ========

Net assets at end of period (000's)            $34,684        $31,130          $41,591         $46,622      $47,198      $33,268
                                              ========       ========         ========        ========     ========     ========


Ratio of net expenses to average net assets(b)   1.50%(d)        1.50%            1.50%           1.50%        1.50%       1.81%(d)

Ratio of net investment income to average
 net assets                                      0.28%(d)        1.35%            0.15%           0.01%        0.03%       0.64%(d)

Portfolio turnover rate                            84%(d)         152%              99%             85%          61%         67%(d)


(a)  Represents the period from the initial public  offering of shares (June 29, 1998) through May 31, 1999.

(b)  Absent fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.63%(d), 1.75%, 1.57% and
     1.50% for the periods ended  November  30,  2003,  May 31,  2003,  May 31, 2002 and May 31, 2001, respectively  (Note 3).
     For the year ended May 31, 2001, the fees waived by the Adviser were less than 0.01%.

(c)  Not annualized.

(d)  Annualized.


See accompanying notes to financial statements.

                                UC INVESTMENT FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2003
                                   (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES     COMMON STOCKS - 86.9%                                   VALUE
--------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY - 4.5%
      2,000     Columbia Sportswear Co. (a)                           $ 118,540
      5,000     Dick's Sporting Goods, Inc. (a)                         262,900
     12,000     Gentex Corp.                                            505,680
     13,000     McDonald's Corp. (b)                                    333,190
     20,000     Time Warner, Inc. (a)                                   325,600
                                                                      ---------
                                                                      1,545,910
                                                                      ---------
                CONSUMER STAPLES - 12.9%
      8,000     Avon Products, Inc.                                     548,000
     10,000     Bunge Ltd.                                              284,800
     15,000     ConAgra Foods, Inc.                                     367,500
     15,000     Gillette Co.                                            505,950
     15,000     PepsiCo, Inc.                                           721,800
      4,000     Procter & Gamble Co.                                    384,960
     20,000     SYSCO Corp.                                             726,400
     17,000     Wal-Mart Stores, Inc.                                   945,880
                                                                      ---------
                                                                      4,485,290
                                                                      ---------

                ENERGY - 4.3%
      4,000     Burlington Resources, Inc.                              200,800
     15,000     Exxon Mobil Corp.                                       542,550
     25,000     Marathon Oil Corp.                                      740,250
                                                                      ---------
                                                                      1,483,600
                                                                      ---------
                FINANCIALS - 20.4%
     10,000     Amsouth Bancorp                                         239,900
      4,500     Aon Corp.                                                98,730
      8,000     Bank of America Corp. (b)                               603,440
     10,000     Bank One Corp.                                          433,600
     25,000     Citigroup, Inc. (b)                                   1,176,000
     12,000     Fifth Third Bancorp                                     697,560
      1,700     Freddie Mac                                              92,514
     15,000     HCC Insurance Holdings, Inc.                            466,650
     25,000     J.P. Morgan Chase & Co. (b)                             884,000
     35,000     Ohio Casualty Corp. (a)                                 595,350
     15,000     Wachovia Corp.                                          686,250
      5,000     Washington Mutual, Inc.                                 229,050
     15,000     Wells Fargo & Co.                                       859,950
                                                                      ---------
                                                                      7,062,994
                                                                      ---------

                                UC INVESTMENT FUND
                       PORTFOLIO OF INVESTMENTS (Continued)
                               NOVEMBER 30, 2003
                                   (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES     COMMON STOCKS - 86.9% (Continued)                       VALUE
--------------------------------------------------------------------------------

                HEALTHCARE - 8.6%
      1,900     Aetna, Inc.                                           $ 122,322
      7,000     Johnson & Johnson                                       345,030
     90,000     King Pharmaceuticals, Inc. (a)                        1,161,900
      5,000     Merck & Co., Inc.                                       203,000
     20,000     Novavax, Inc. (a)                                       115,000
     20,000     Pfizer, Inc.                                            671,000
      1,900     St. Jude Medical, Inc. (a)                              120,346
      2,350     Teva Pharmaceutical Industries Ltd.                     141,554
      2,300     Wyeth                                                    90,620
                                                                      ---------
                                                                      2,970,772
                                                                      ---------
                INDUSTRIALS - 8.9%
     15,000     CSX Corp.                                               508,350
     15,000     Forward Air Corp. (a)                                   426,600
     40,000     General Electric Co.                                  1,146,800
     15,000     Norfolk Southern Corp.                                  321,150
     25,000     R.R. Donnelley & Sons Co.                               701,500
                                                                      ---------
                                                                      3,104,400
                                                                      ---------
                INFORMATION TECHNOLOGY - 13.1%
     75,000     Cray, Inc. (a) (b)                                      785,250
     15,000     Dell, Inc. (a)                                          517,500
      2,600     First Data Corp.                                         98,410
     15,000     Intel Corp.                                             501,450
     15,000     International Business Machines Corp.                 1,358,100
     50,000     Microsoft Corp.                                       1,285,000
                                                                      ---------
                                                                      4,545,710
                                                                      ---------
                MATERIALS - 5.1%
      6,000     Air Products & Chemicals, Inc.                          287,640
     10,000     Dow Chemical Co. (The)                                  375,500
     15,000     Louisiana-Pacific Corp. (a)                             271,350
     15,000     Nucor Corp.                                             841,650
                                                                      ---------
                                                                      1,776,140
                                                                      ---------
                TELECOMMUNICATION SERVICES - 6.9%
     30,000     Cisco Systems, Inc. (a) (b)                             679,800
    300,000     Lucent Technologies, Inc. (a) (b)                       960,000
     15,000     SBC Communications, Inc.                                349,200
     12,000     Verizon Communications, Inc.                            393,240
                                                                      ---------
                                                                      2,382,240
                                                                      ---------

                               UC INVESTMENT FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               NOVEMBER 30, 2003
                                   (UNAUDITED)

--------------------------------------------------------------------------------
     SHARES     COMMON STOCKS - 86.9% (Continued)                       VALUE
--------------------------------------------------------------------------------

                UTILITIES - 2.2%
      5,000     Dominion Resources, Inc.                              $ 301,350
      5,000     Duke Energy Corp.                                        90,200
     30,000     TECO Energy, Inc.                                       389,400
                                                                      ---------
                                                                        780,950
                                                                      ---------

                TOTAL COMMON STOCKS (Cost $28,369,402)              $30,138,006
                                                                    -----------

--------------------------------------------------------------------------------
     SHARES     EXCHANGE-TRADED FUNDS - 5.6%                            VALUE
--------------------------------------------------------------------------------

      9,000     Diamonds Trust, Series I                              $ 881,460
     30,000     Nasdaq-100 Index Tracking Stock (a)                   1,062,600
                                                                      ---------

                TOTAL EXCHANGE-TRADED FUNDS (Cost $1,766,994)        $1,944,060
                                                                     ----------

--------------------------------------------------------------------------------
   PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 4.3%             VALUE
--------------------------------------------------------------------------------

                FEDERAL HOME LOAN BANK
  $1,500,000    discount note, due 12/03/2003 (Cost $1,499,922)      $1,499,922
                                                                     ----------


--------------------------------------------------------------------------------
     SHARES         SHORT TERM MONEY MARKET SECURITIES - 3.0%          VALUE
--------------------------------------------------------------------------------

   1,043,876    Fifth Third U.S. Treasury Money Market Fund - Class I
                 (Cost $1,043,876)                                 $ 1,043,876
                                                                    -----------

                TOTAL INVESTMENTS AT VALUE - 99.8%
                 (Cost $32,680,194)                                $ 34,625,864

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%             58,507
                                                                    -----------

                NET ASSETS - 100.0%                                $ 34,684,371
                                                                    ===========

(a) Non-income producing security.

(b) Security covers a call option.


See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                        SCHEDULE OF OPEN OPTION CONTRACTS
                               NOVEMBER 30, 2003
                                   (UNAUDITED)

--------------------------------------------------------------------------------
     OPTION                                         VALUE OF          PREMIUMS
   CONTRACTS    COVERED CALL OPTIONS                 OPTIONS          RECEIVED
--------------------------------------------------------------------------------
                Bank of America Corp.,
       20        02/21/2004 at $80                  $ 1,400           $ 6,350
                Cisco Systems, Inc.,
       10        01/17/2004 at $17.50                 5,400             2,275
                Citigroup, Inc.,
       50        12/20/2003 at $45                   12,500             6,625
                Cray, Inc.,
      100        03/20/2004 at $15                    3,000            12,999
                J.P. Morgan Chase & Co.,
      100        12/20/2003 at $35                    9,500            10,749
                Lucent Technologies, Inc.,
      200        01/22/2005 at $2.50                 23,000            11,499
      200        01/22/2005 at $5                     8,000             8,705
                McDonald's Corp.,
       10        03/20/2004 at $25                    1,900             1,275
                                                    --------         ---------
                                                   $ 64,700          $ 60,477
                                                   =========         =========



See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 2003
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The UC Investment Fund (the "Fund") is a no-load, diversified series of the UC Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on February 27, 1998. The Fund was capitalized on May 21, 1998 when United Management Company, LLC (the "Adviser") purchased the initial 10,000 shares of the Fund at $10.00 per share. The initial public offering of shares of the Fund commenced on June 29, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The Fund seeks long-term total return, from a combination of capital growth and growth of income, by investing primarily in common stocks.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the last quoted sale price, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

     INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

                               UC INVESTMENT FUND
                         NOTES TO FINANCIAL STATEMENTS (Continued)
                                NOVEMBER 30, 2003
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

     The tax character of distributions paid during the year ended May 31, 2003 was ordinary income. There were no distributions during the six months ended November 30, 2003.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

     OPTIONS TRANSACTIONS -- The Fund may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Fund's obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

     ORGANIZATION COSTS -- Costs incurred by the Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations. In the event any of the initial shares of the Fund are redeemed during the five year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of the redemption. As of November 30, 2003, all organization costs have been fully amortized.

                               UC INVESTMENT FUND
                         NOTES TO FINANCIAL STATEMENTS (Continued)
                                NOVEMBER 30, 2003
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of November 30, 2003:

     ---------------------------------------------------------------------------

     Cost of portfolio investments (including written options)    $  32,660,984
                                                                  =============

     Gross unrealized appreciation                                $   3,684,744

     Gross unrealized depreciation                                   (1,784,564)
                                                                  -------------

     Net unrealized appreciation                                 $    1,900,180
     Undistributed ordinary income                                      120,983
     Capital loss carryforwards                                      (4,437,458)
     Other losses                                                    (8,540,623)
                                                                  -------------

     Accumulated deficit                                          $ (10,956,918)
                                                                  =============

     ---------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America.

                               UC INVESTMENT FUND
                          NOTES TO FINANCIAL STATEMENTS (Continued)
                                NOVEMBER 30, 2003
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES (continued) - As of May 31, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $4,437,458, all of which expire on May 31, 2011. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

     In addition, the Fund had net realized capital losses of $9,681,399 during the period November 1, 2002 through May 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending May 31, 2004. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $13,146,769 and $13,372,285, respectively, for the six months ended November 30, 2003.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are also officers of the Adviser. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

     ADVISORY AGREEMENT
     The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. In order to limit the operating expenses of the Fund to 1.50% of the Fund's average daily net assets, the Adviser voluntarily waived advisory fees of $22,441 during the six months ended November 30, 2003.

                               UC INVESTMENT FUND
                          NOTES TO FINANCIAL STATEMENTS (Continued)
                                NOVEMBER 30, 2003
                                   (UNAUDITED)


3.   TRANSACTIONS WITH AFFILIATES (continued)

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement between the Trust and Ultimus, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of 0.10% of average daily net assets up to $200 million; 0.075% of such assets from $200 to $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. Accordingly, during the six months ended November 30, 2003, Ultimus was paid $16,502 for administrative services.

     TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum fee of $1,500 per month. Accordingly, during the six months ended November 30, 2003, Ultimus was paid $9,000 for transfer agent services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

     FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets from $25 to $500 million and 0.005% of such assets in excess of $500 million. Accordingly, during the six months ended November 30, 2003, Ultimus was paid $15,470 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

     DISTRIBUTION PLAN
     The Trust has adopted a Plan of Distribution (the Plan) under which the Fund may incur expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. During the six months ended November 30, 2003, the Fund incurred $3,000 of distribution-related expenses under the Plan.

                               UC INVESTMENT FUND
                          NOTES TO FINANCIAL STATEMENTS (Continued)
                                NOVEMBER 30, 2003
                                   (UNAUDITED)

4.   COVERED CALL OPTIONS

     A summary of covered call option contracts written during the six months ended November 30, 2003 is as follows:

     ---------------------------------------------------------------------------

                                                         Option        Option
                                                        Contracts     Premiums
                                                       -----------   ----------
     Options outstanding at beginning of period            550       $ 43,873
     Options written                                       540         43,103
     Options exercised                                    (200)       (20,499)
     Options expired                                      (200)        (6,000)
                                                       -----------   ----------
     Options outstanding at end of period                  690       $ 60,477
                                                       ===========   ==========
     ---------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.


Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   UC Investment Trust
              ------------------------------------------------------------------



By (Signature and Title)*           /s/Lois A. Clarke
                            ----------------------------------------------------
                                   Lois A. Clarke, President


Date       February 2, 2004
       ------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*           /s/Lois A. Clarke
                            ----------------------------------------------------
                                   Lois A. Clarke, President


Date       February 2, 2004
       ------------------------------




By (Signature and Title)*           /s/ Mark J. Seger
                            ----------------------------------------------------
                                   Mark J. Seger, Treasurer


Date       February 2, 2004
       ------------------------------


* Print the name and title of each signing officer under his or her signature.